FAIR VALUE MEASUREMENT (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Fair value measurement
Impairment loss of Intangible assets	$ 494
Weland | Goodwill
Fair value measurement
Period used to forecast earnings	5 years
WACC	21.00%
LoMD	30.00%
Weland | Trademark
Fair value measurement
Impairment loss of Intangible assets	359
Weland | Non-compete agreement
Fair value measurement
Impairment loss of Intangible assets	$ 135